SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) / $	Feb. 05, 2018 / $	Feb. 05, 2018 / €	Aug. 31, 2017 / $	Mar. 10, 2016 / $	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Entity Information [Line Items]
Closing foreign exchange rate (bolivars per USD)			674	25,000	30,987	3,345	206
Industrias Unicon CA
Entity Information [Line Items]
Level of price index	2,136.05	20.56	5.34
Gains (losses) on net monetary position	$ (6)	$ (31)	$ (8)
Net investment	$ 8							$ 43	$ 628
Acindar Industria Argentina de Aceros S.A.
Entity Information [Line Items]
Level of price index	0.479
Gains (losses) on net monetary position	$ 45